Financial investments - Summary of debt instruments measured at fair value through other comprehensive income (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Accrued interest	S/ 28,173,806	S/ 26,857,925
Estimated fair value	21,662,651	20,724,892
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Amortized cost	21,706,152	21,490,820
Unrealized gross amount - Gains	414,319	143,421
Unrealized gross amount - Losses	(821,074)	(1,256,436)
Accrued interest	363,254	347,087
Estimated fair value	21,299,397	20,377,805
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member]
Disclosure of financial assets [line items]
Amortized cost	9,667,248	9,867,060
Unrealized gross amount - Gains	213,688	111,866
Unrealized gross amount - Losses	(679,257)	(805,981)
Estimated fair value	S/ 9,201,679	S/ 9,172,945
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	3.09%	2.20%
Annual effective interest rates - Foreign	3.23%	3.70%
Debt instruments measured at fair value through other comprehensive income [member] | Corporate, leasing and subordinated bonds [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	41.26%	14.00%
Annual effective interest rates - Foreign	18.64%	10.86%
Debt instruments measured at fair value through other comprehensive income [member] | Sovereign bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 8,855,018	S/ 8,331,426
Unrealized gross amount - Gains	183,759	24,387
Unrealized gross amount - Losses	(128,769)	(410,536)
Estimated fair value	S/ 8,910,008	S/ 7,945,277
Debt instruments measured at fair value through other comprehensive income [member] | Sovereign bonds of the republic of peru [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	2.08%	2.81%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Sovereign bonds of the republic of peru [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	6.58%	7.12%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 2,057,974	S/ 2,113,571
Unrealized gross amount - Gains	15	370
Unrealized gross amount - Losses	(297)	(17)
Estimated fair value	S/ 2,057,692	S/ 2,113,924
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	3.96%	4.51%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable certificates of deposit issued by the Central Reserve Bank of Peru BCRP [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	4.04%	4.68%
Annual effective interest rates - Foreign	0.00%	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 550,343	S/ 548,697
Unrealized gross amount - Gains	5,424	0
Unrealized gross amount - Losses	(7,727)	(27,058)
Estimated fair value	S/ 548,040	S/ 521,639
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	3.96%	5.00%
Debt instruments measured at fair value through other comprehensive income [member] | Global bonds of the republic of peru [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	10.58%	6.14%
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member]
Disclosure of financial assets [line items]
Amortized cost	S/ 473,317	S/ 554,359
Unrealized gross amount - Gains	11,098	6,798
Unrealized gross amount - Losses	(1,062)	(4,603)
Estimated fair value	S/ 483,353	S/ 556,554
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	3.35%	3.65%
Annual effective interest rates - Foreign	5.66%	6.37%
Debt instruments measured at fair value through other comprehensive income [member] | Bonds guaranteed by the peruvian government [member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	4.30%	4.74%
Annual effective interest rates - Foreign	6.64%	7.22%
Debt instruments measured at fair value through other comprehensive income [member] | Treasury Bonds Of The United States Of America [Member]
Disclosure of financial assets [line items]
Amortized cost	S/ 62,364	S/ 57,607
Unrealized gross amount - Gains	81	0
Unrealized gross amount - Losses	(2,171)	(5,082)
Estimated fair value	S/ 60,274	S/ 52,525
Debt instruments measured at fair value through other comprehensive income [member] | Treasury Bonds Of The United States Of America [Member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	3.84%	4.46%
Debt instruments measured at fair value through other comprehensive income [member] | Treasury Bonds Of The United States Of America [Member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	4.84%	4.53%
Debt instruments measured at fair value through other comprehensive income [member] | Global Bonds of The United States of Mexico [Member]
Disclosure of financial assets [line items]
Amortized cost	S/ 26,562	S/ 18,100
Unrealized gross amount - Gains	165	0
Unrealized gross amount - Losses	(1,727)	(3,159)
Estimated fair value	S/ 25,000	S/ 14,941
Debt instruments measured at fair value through other comprehensive income [member] | Global Bonds of The United States of Mexico [Member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	4.98%	6.51%
Debt instruments measured at fair value through other comprehensive income [member] | Global Bonds of The United States of Mexico [Member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%	0.00%
Annual effective interest rates - Foreign	5.62%	6.51%
Debt instruments measured at fair value through other comprehensive income [member] | Global Bonds of the Republic of Chile
Disclosure of financial assets [line items]
Amortized cost	S/ 11,357
Unrealized gross amount - Gains	87
Unrealized gross amount - Losses	(64)
Estimated fair value	S/ 11,380
Debt instruments measured at fair value through other comprehensive income [member] | Global Bonds of the Republic of Chile | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%
Annual effective interest rates - Foreign	4.13%
Debt instruments measured at fair value through other comprehensive income [member] | Global Bonds of the Republic of Chile | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	0.00%
Annual effective interest rates - Foreign	4.55%
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable Certificates of Deposit from financial institutions [Member]
Disclosure of financial assets [line items]
Amortized cost	S/ 1,969
Unrealized gross amount - Gains	2
Unrealized gross amount - Losses	0
Estimated fair value	S/ 1,971
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable Certificates of Deposit from financial institutions [Member] | Bottom of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	5.03%
Annual effective interest rates - Foreign	0.00%
Debt instruments measured at fair value through other comprehensive income [member] | Negotiable Certificates of Deposit from financial institutions [Member] | Top of range [member]
Disclosure of financial assets [line items]
Annual effective interest rates - Domestic	5.03%
Annual effective interest rates - Foreign	0.00%